Property, Plant and Equipment and Assets Held for Sale (Assets Held for Sale) (Details)	12 Months Ended
Aug. 29, 2015 USD ($)
Property, Plant and Equipment, Net [Abstract]
Impairment of fixed asset	$ 462,000